UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Reports to Stockholders.

STWFIXED INCOME MANAGEMENT LLC

The Advisors’ Inner Circle Fund II

SEMI-ANNUAL REPORT

January 31, 2013

STW Long Duration Investment-Grade Bond Fund

STW Broad Tax-Aware Value Bond Fund

Investment Adviser:

STW Fixed Income Management LLC

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2013 (Unaudited)

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms NQ are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-789-3863; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2013

Shareholder Letter

Dear Shareholders:

Little has changed from the outlook we provided in our last report. There has been all the fiscal cliff business – much public hoopla. In the end, however, it was of little importance to the corporate and Treasury bond markets. The lack of reaction by fixed income investors was perhaps a good indicator of investors’ state of mind and, in our opinion, was an indicator of the future narrowing of spreads.

The adjustment following the breakdown of the system in 2008 that played out over 2009 was, in our opinion, a return to earth after a complete loss of functionality within the fixed income market. It wasn’t a typical interplay of market forces. In contrast, the narrowing of spreads that began in November 2011 has actually been part of a classic interplay of supply and demand/fear and greed – not very different from the cycles that played out in 2002 and 2003 or 1982 and 1983. Europe was considered to be set to sink into the sea. Fear came easy to investors who were still nursing unhealed wounds from the 2008 panic. In 2011, broad market spreads peaked at 243 basis points over Treasuries.1 So far investors in credits have been rewarded for not getting overly concerned about the return of the drachma, high Spanish unemployment and not running for the cover of Treasuries.

We see corporate bond yields as compelling relative to Treasuries. They are augmented by near record roll, which is greatly overlooked. In our opinion, investment-grade yield spreads remain generally quite attractive on a historical basis. Spreads across the broad investment-grade market are at 132 basis points over Treasuries compared to a median of 93 basis points since 1949.2 The corporate bond yield curve is very steep, making extension quite enticing. It is certainly encouraging to those who are thinking about extending from cash to two years, for example, or from a core strategy to one of long duration.

[1]	Source: Citigroup Broad Investment-Grade Credit Index as of November 29, 2011.
[2]

Based on quarter-end data of the spreads between broad investment-grade credits and Treasuries. The source of the data from 1949 through 1954 is the Salomon Brothers (formerly Salomon Brothers & Hutzler) Aa rated Utility Bond data. An adjustment factor of 19 basis points – the average difference between Aa and A spreads for the subsequent five years – is incorporated in the calculation to account for the difference between the spreads of Aa and A rated utilities. From March 1955 through December 1988, Salomon Brothers A rated Utility Bond data is used. From March 1989, the date this data was first available, to present, The Yield Book’s published Option Adjusted Spread for the Citigroup Broad Investment-Grade Credit Index is used.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2013

We continue to see yield spreads as attractive on a fundamental basis as well. Corporate profits have been strong, and balance sheets are in good shape. Shareholder friendly actions, which of course are generally bondholder unfriendly, have been at a low level. By and large, strong financial regulation in the US and Europe is good for bondholders.

Demand for credit is currently evident and could possibly become overwhelming at long durations, with one substantial source of potential buying coming from additional execution of Liability Driven Investment strategies by US pension plans. It feels like investors are looking less back over their shoulders at 2008. They appear to be accepting that the panic was a singular event. They’re less subject to panic attacks than they were back in much of 2011 – so says the direction of investment-grade bond spreads. We believe the potential is there for spreads to continue to narrow. With the past as a guide, once the mood turns positive, we think spreads are likely to narrow to levels previously considered to be unattainable in this cycle. They often have.

The last five years or so has been a time of historically wide spreads followed by rapid narrowing. The effects of supply and demand/fear and greed have run rampant. It might be natural to assume from the Fund’s holdings that STW is a manager that invests in aggressive credit portfolios and certainly has little place for those boring ol’e Treasury bonds. To the contrary, we have seen the recent period as presenting the greatest opportunities in the history of the firm, and perhaps in the history of the US bond markets. Should spreads continue to narrow as we believe they will, you should expect us to shorten spread duration, and BBB bonds should begin to disappear. Treasuries should then assume an important role as they have in past cycles.

What we do at different phases in the market, at different highs and lows of supply and demand/fear and greed – setting spread duration, selecting sectors and subsectors and the bonds that make them up – is based on our assessment of relative value, plain and simple. It is our way to play it safe when opportunities are scarce, and to grab opportunities when they abound. We strongly believe this is a very good way to manage money that stands the test of time. This is just a reminder of what you signed up for.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2013

Portfolio Structure

As of January 31, 2013, the Long Duration Investment-Grade Bond Fund is invested 91% in credits. The fund’s estimated spread duration3 is 16.5 years versus 10.0 years for its benchmark. Of perhaps greatest interest may be the holding of banks. Although the sector has performed well, we believe their much improved fundamentals make them quite interesting values at current spreads. The fund’s interest rate duration is 14.5 years compared to 14.6 years for its benchmark.

There is much talk these days about the “low yields” available from bonds, but the very steep yield curve and generous spreads are often overlooked in these general statements. A “low yield” is in the eye of the beholder. Long-term corporate yields aren’t low but are rather ordinary on a historical basis.

Yours truly,

William H. Williams

STW Principal and Chief Investment Officer

This material represents an assessment of the market environment at a specific time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the funds or any security in particular.

Investing involves risk including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

S&P ratings are grades given to bonds that indicate their credit quality. S&P gives ratings after evaluating a bond issuer’s financial strength or the ability to pay a bond’s principal and interest in a timely fashion. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).

[3]

STW Spread Duration is our estimate of a Fund’s sensitivity to movement in credit spreads. We have developed a measure that combines interest rate duration and ratings with a subjective adjustment factor assigned by the portfolio management team to estimate the spread volatility of a bond. As the Funds contain both tax-exempt and taxable bonds, the spread duration is adjusted by an additional factor to account for the potential diversification effects of combining these bonds.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013

Shareholder Letter

Dear Shareholders:

The American Taxpayer Relief Act of 2012 is now law. I personally know some American Taxpayers who are not Relieved. Provisions of this law will have an effect on wealthy fixed income investors – both financial and psychological.

The major tax policy changes in the act that may have the greatest impact on the behavior of some taxpaying fixed income investors include:

•	Marginal Rates: Permanent extension of current rates for income at or below $400,000 for singles, $450,000 for married couples. Above the threshold, the rate will increase to 39.6%.

•	Capital Gains and Dividends: Permanent 15% top capital gains and dividends rate on income at or below $400,000 for singles; $450,000 married; 20% rate for both above threshold.

•	Personal and Itemized Deductions: Permanent relief on income at or below $250,000 (single) and $300,000 (married), but a partial, up to 80%, phaseout above those levels.

For taxable interest, high earners are looking at a 39.6% top federal income tax rate and an additional 3.8% Medicare tax, totaling 43.4%. State tax rates on interest income range from 0% in seven states4 and for US citizens living abroad to 13.3% in California.

It is very difficult to precisely forecast the supply of tax-exempt bonds. One reason is the level of advance refundings. Whether it is economic to pre-refund a bond depends on a number of factors. Market movement can make a very thoughtful forecast of issuance from January turn up wide of the mark by September.

With that warning: The number to look at in assessing if there will be enough bonds around from new issuance to satisfy investor demand is net supply. That is gross supply less maturities and redemptions. Net supply of tax-exempt bonds in 2012 was low by historical standards, at $3.9 billion.5 Dealer forecasts for 2013 are so far running nearly as low.

[4]	Alaska, Florida, Nevada, South Dakota, Texas, Washington and Wyoming.
[5]	Source: Morgan Stanley.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013

Secondary supply does not appear set to make up the possible shortage of new issues. At today’s yields, many investors are discouraged from selling certain of their bonds by good-sized unrealized capital gains. If muni yields rise, there would be more potential for secondary supply. At the same time, advance refunding would be discouraged. If rates fall from here, secondary supply would be even further restricted and more advanced refundings would be encouraged. This is an oversimplification. The interrelationships in the muni market in their detail are complex.

There are two things at work here. One is the sheer mathematics of taxes; the other is fear of taxes. We are operating on the assumption that the marginal buyer of municipals more often than not is paying at the top federal rate.

Not only are federal income tax rates on high earners up, but taxes are up in some states. The increases we pointed to earlier are significant. A corporate bond yielding 4% held by a maximum-rate-paying Texan would produce an after-tax yield of 2.6% under the 2012 tax code and 2.3% under the current law. For a maximum-rate-paying Californian, the 4% corporate would produce 2.3% under last year’s rates and 1.9% under the new rates. If you are checking our work, some numbers may not seem to exactly add up. This may be in part because of the complex phaseout of the itemized deductions. It has become sufficiently complex that we believe precise tax rates are a guess.

So this is the math of it, but Congress and tax accountants do not set bond prices. Investors’ reaction to supply and demand/fear and greed does. History does not bear out the popular idea that tax rates determine muni bond valuations. Our experience shows that at times of tax rate changes, tax-exempt bond valuations are little changed relative to taxables. The recent boost is not a wholly unprecedented increase in federal tax rates. However, what may be positive for the prices of tax-exempt bonds is that investors’ attention has been so highly focused on taxes going up. Further, the increase was sudden, and it was paired with the Medicare tax that was right out of left field.

It seems likely that the decision to buy munis is importantly based on, “I am angry, I don’t want to pay taxes, munis are tax-exempt, so that’s what I will buy.” Positive for munis is that the fundamentals of municipal issuers have been generally improved. Of perhaps more importance is that investors now realize that the Chicken Littles of a couple years ago were simply crying wolf.

Our feeling is that tax-aware investors’ demand for tax-exempt bonds could be quite strong relative to limited supply in the months ahead. Markets could be unsettled for a time until top-rate-paying investors adjust to their new higher rates.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013

Although it is probably a good way off, the talk about real tax reform with possible implications for muni investors could further unsettle nerves. We understand the potential of good performance for municipals as well as the value of diversification at a time like this. Credits that we see as attractively priced make taking this stance all the easier.

Portfolio Structure

In spite of the narrowing of spreads that has occurred since late 2011, we still believe some credits are competitive with munis and very attractive relative to Treasuries. Their spreads are wide by historical standards, we see corporate fundamentals as generally attractive and we believe there should be good future demand for long-term investment-grade credits. Of particular interest is the fund’s holding of bank bonds. Although the sector has performed well, we believe their much improved fundamentals make them quite interesting investments at current valuations.

As of January 31, 2013, the Broad Tax-Aware Value Bond Fund is invested 78% in tax-exempts and 20% in taxable bonds. However, taxable bonds contribute 45% of the spread duration.6 You might look at it in this way: With respect to income, the fund stresses tax-exempt income. With respect to principal return relative to Treasuries, there is a healthy dose of exposure to corporates. The fund’s estimated spread duration is 6.5 years versus 4.1 years for its benchmark. The effective interest rate duration of the fund is 8.8 years compared to 8.7 years for the benchmark.

[6]

STW Spread Duration is our estimate of a Fund’s sensitivity to movement in credit spreads. We have developed a measure that combines interest rate duration and ratings with a subjective adjustment factor assigned by the portfolio management team to estimate the spread volatility of a bond. As the Funds contain both tax-exempt and taxable bonds, the spread duration is adjusted by an additional factor to account for the potential diversification effects of combining these bonds.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013

Communication

We want to make sure that you know where you can easily find information on STW and the Funds.

•	Recent market commentary can be found on STW’s website at www.stw.com.

•

Information such as Fund performance, characteristics and top ten holdings can be found at the Funds’ website at www.stwfunds.com. Fund Fact Sheets, the Fund prospectus and forms can also be downloaded from this site.

•	Full Fund holdings can be found on the AIC Fund Holdings website at aicfundholdings.com by accessing the Advisors’ Inner Circle Funds II link.

Yours truly,

William H. Williams

STW Principal and Chief Investment Officer

This material represents an assessment of the market environment at a specific time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the funds or any security in particular. We are bond managers, not tax advisors, and you shouldn’t rely on us for your personal tax strategy. We do not provide tax advice, and you should consult your financial and tax professionals when making investment and tax decisions.

Investing involves risk including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. There is no guarantee that the Fund’s income will be exempt from federal or state income taxes. Capital gains, if any, are subject to capital gains tax. Income from municipal bonds may be subject to alternative minimum tax. Diversification does not protect against market loss.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2013 (Unaudited)

SECTOR WEIGHTINGS†:

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 80.9%

	Face Amount	Value
CONSUMER DISCRETIONARY — 4.9%
Comcast 4.500%, 01/15/2043	$1,038,000	$1,018,868
Johnson Controls 5.700%, 03/01/2041	209,000	242,691
Lowe’s 6.650%, 09/15/2037	89,000	116,275
Target 7.000%, 01/15/2038	500,000	707,835
6.500%, 10/15/2037	350,000	466,156
Time Warner Cable Callable 05/15/2040 @ $100
5.875%, 11/15/2040	340,000	376,499
Time Warner Cable 7.300%, 07/01/2038	28,000	35,701
6.750%, 06/15/2039	81,000	98,312
Time Warner Entertainment 8.375%, 07/15/2033	24,000	33,852

		3,096,189

CONSUMER STAPLES — 9.3%
Altria Group 9.950%, 11/10/2038	1,213,000	1,977,342
Anheuser-Busch InBev Worldwide 6.375%, 01/15/2040	250,000	334,051

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued
California Institute of Technology 4.700%, 11/01/2111	$760,000	$782,335
Kraft Foods Group 6.875%, 01/26/2039	150,000	198,261
6.500%, 02/09/2040	105,000	134,435
5.000%, 06/04/2042	279,000	302,825
Massachusetts Institute of Technology 5.600%, 07/01/2111	277,000	370,859
Mondelez International 7.000%, 08/11/2037	12,000	16,199
6.875%, 02/01/2038	77,000	102,106
6.500%, 02/09/2040	94,000	122,089
Philip Morris International 6.375%, 05/16/2038	401,000	523,710
3.875%, 08/21/2042	284,000	270,118
University of Pennsylvania 4.674%, 09/01/2112	639,000	686,693

		5,821,023

ENERGY — 6.0%
ConocoPhillips 6.500%, 02/01/2039	332,000	455,088
Halliburton 7.450%, 09/15/2039	180,000	264,311
6.700%, 09/15/2038	800,000	1,091,035
Statoil 4.250%, 11/23/2041	509,000	526,717
TransCanada PipeLines 7.625%, 01/15/2039	590,000	864,143
6.200%, 10/15/2037	444,000	571,219

		3,772,513

FINANCIALS — 34.6%
Aflac 6.900%, 12/17/2039	485,000	627,782
6.450%, 08/15/2040	979,000	1,213,176
American Express 4.050%, 12/03/2042 (A)	1,355,000	1,306,094
Bank of America 6.000%, 10/15/2036	1,351,000	1,634,498
5.875%, 02/07/2042	300,000	364,557

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Barclays Bank 10.179%, 06/12/2021 (A)	$250,000	$338,605
Citigroup 8.125%, 07/15/2039	1,081,000	1,593,785
6.875%, 06/01/2025	26,000	32,822
6.125%, 08/25/2036	100,000	111,109
5.875%, 05/29/2037	103,000	121,019
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN 5.250%, 05/24/2041	805,000	920,219
Covidien International Finance 6.550%, 10/15/2037	150,000	202,599
General Electric Capital MTN 6.875%, 01/10/2039	1,181,000	1,552,027
6.750%, 03/15/2032	126,000	159,182
6.150%, 08/07/2037	157,000	189,817
HSBC Bank USA 7.000%, 01/15/2039	1,450,000	1,927,240
HSBC Holdings 6.500%, 09/15/2037	200,000	249,316
JPMorgan Chase 5.600%, 07/15/2041	1,544,000	1,847,481
McGraw-Hill 6.550%, 11/15/2037	525,000	601,067
MetLife 5.875%, 02/06/2041	1,481,000	1,821,353
Prudential Financial MTN 6.625%, 06/21/2040	219,000	271,974
6.200%, 11/15/2040	1,245,000	1,473,365
5.625%, 05/12/2041	30,000	33,584
Standard Chartered 5.300%, 01/09/2043 (A)	529,000	537,450
Travelers MTN 6.250%, 06/15/2037	535,000	705,763
Wachovia Bank 6.600%, 01/15/2038	1,000,000	1,330,387
5.850%, 02/01/2037	401,000	487,709

		21,653,980

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — 3.7%
AbbVie 4.400%, 11/06/2042 (A)	$504,000	$506,140
UnitedHealth Group 6.875%, 02/15/2038	266,000	357,151
6.625%, 11/15/2037	254,000	328,034
6.500%, 06/15/2037	70,000	89,190
5.800%, 03/15/2036	95,000	112,413
UnitedHealth Group Callable 04/15/2040 @ $100
5.700%, 10/15/2040	131,000	154,252
Callable 04/15/2042 @ $100
3.950%, 10/15/2042	56,000	52,603
WellPoint 6.375%, 06/15/2037	532,000	652,960
5.950%, 12/15/2034	49,000	57,427

		2,310,170

INDUSTRIALS — 5.0%
Burlington Northern Santa Fe Callable 11/01/2039 @ $100
5.750%, 05/01/2040	500,000	597,167
Callable 03/01/2042 @ $100
4.375%, 09/01/2042	234,000	235,184
Canadian National Railway 6.375%, 11/15/2037	65,000	90,223
Caterpillar 3.803%, 08/15/2042	353,000	340,772
Honeywell International 5.700%, 03/15/2037	80,000	102,459
Koninklijke Philips Electronics 6.875%, 03/11/2038	705,000	929,043
5.000%, 03/15/2042	300,000	330,211
United Technologies 4.500%, 06/01/2042	454,000	487,712

		3,112,771

INFORMATION TECHNOLOGY — 2.5%
Hewlett-Packard 6.000%, 09/15/2041	995,000	979,682
Western Union 6.200%, 11/17/2036	580,000	570,446

		1,550,128

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — 6.2%
Alcoa 5.950%, 02/01/2037	$508,000	$491,385
Barrick North America Finance 5.700%, 05/30/2041	566,000	621,606
Dow Chemical 9.400%, 05/15/2039	563,000	890,083
International Paper 8.700%, 06/15/2038	163,000	237,876
Rio Tinto Finance USA 5.200%, 11/02/2040	765,000	875,333
Xstrata Finance Canada 6.000%, 11/15/2041 (A)	720,000	770,123

		3,886,406

TELECOMMUNICATION SERVICES — 6.8%
AT&T 6.500%, 09/01/2037	504,000	629,880
6.300%, 01/15/2038	775,000	946,338
4.350%, 06/15/2045 (A)	210,000	198,363
4.300%, 12/15/2042 (A)	4,000	3,797
Deutsche Telekom International Finance BV 4.875%, 03/06/2042 (A)	550,000	563,918
Telefonica Emisiones SAU 7.045%, 06/20/2036	500,000	554,788
5.877%, 07/15/2019	100,000	110,795
Verizon Communications 7.350%, 04/01/2039	667,000	933,483
6.900%, 04/15/2038	214,000	286,801
6.000%, 04/01/2041	45,000	55,846

		4,284,009

UTILITIES — 1.9%
Florida Power & Light Callable 12/01/2041 @ $100
4.050%, 06/01/2042	558,000	564,311
Georgia Power 5.950%, 02/01/2039	135,000	169,310
Sempra Energy 6.000%, 10/15/2039	367,000	451,090

		1,184,711

TOTAL CORPORATE OBLIGATIONS (Cost $45,571,769)		50,671,900

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2013 (Unaudited)

MUNICIPAL BONDS — 10.5%

	Face Amount	Value

CALIFORNIA — 7.9%
California Educational Facilities Authority, RB 5.250%, 04/01/2040	$680,000	$943,997
Escondido Union High School District, Ser C, GO 6.260%, 08/01/2041 (B)	2,000,000	508,960
6.230%, 08/01/2046 (B)	55,000	10,830
Los Angeles Unified School District, GO 6.758%, 07/01/2034	5,000	6,677
5.750%, 07/01/2034	80,000	95,784
Placentia-Yorba Linda Unified School District, Ser D, GO 6.300%, 08/01/2042 (B)	85,000	21,231
San Bernardino Community College District, Ser B, GO 6.760%, 08/01/2048 (B)	100,000	17,686
Santa Barbara Secondary High School District, Ser A, GO 6.300%, 08/01/2040 (B)	210,000	59,932
Santa Barbara Unified School District, Ser A, GO 6.310%, 08/01/2041 (B)	90,000	23,667
Southwestern Community College District, Ser C, GO 6.849%, 08/01/2046 (B)	585,000	119,884
State of California, GO 7.550%, 04/01/2039	1,040,000	1,523,652
7.500%, 04/01/2034	305,000	430,267
University of California, Ser AD, RB 4.858%, 05/15/2112	1,115,000	1,148,495
Westside Union School District, Ser B, GO 5.160%, 08/01/2040 (B)	45,000	11,311
5.180%, 08/01/2045 (B)	60,000	11,414

		4,933,787

ILLINOIS — 0.4%
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB 6.270%, 06/15/2047 (B)	330,000	62,291
6.156%, 06/15/2045 (B)	765,000	161,132
4.920%, 06/15/2046 (B)	35,000	6,980

		230,403

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount/ Shares	Value
NEW JERSEY — 0.3%
New Jersey State Turnpike Authority, RB 7.102%, 01/01/2041	$137,000	$191,945

NEW YORK — 1.9%
Metropolitan Transportation Authority, RB 6.814%, 11/15/2040	25,000	32,724
Port Authority of New York & New Jersey, RB 4.458%, 10/01/2062	1,215,000	1,187,808

		1,220,532

TOTAL MUNICIPAL BONDS (Cost $5,753,941)		6,576,667

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bond 5.375%, 02/15/2031	1,100,000	1,517,657
U.S. Treasury Strip 3.280%, 02/15/2041(B)	698,000	274,865

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,824,917)		1,792,522

ASSET-BACKED SECURITY — 1.8%
Citibank Credit Card Issuance Trust, Ser 2007-A3, Cl A3 6.150%, 06/15/2039 (Cost $1,217,933)	900,000	1,154,738

CASH EQUIVALENT (C) — 2.9%
First American U.S. Treasury Money Market Fund, 0.000% (Cost $1,805,086)	1,805,086	1,805,086

TOTAL INVESTMENTS — 98.9% (Cost $56,173,646)		62,000,913
OTHER ASSETS AND LIABILITIES, NET — 1.1%		670,084

TOTAL NET ASSETS — 100.0%		$62,670,997

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
JANUARY 31, 2013 (Unaudited)

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	Rate shown is the 7-day effective yield as of January 31, 2013.

AGM — Assured Guaranty Municipal

Cl — Class

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013 (Unaudited)

SECTOR WEIGHTINGS†:

SCHEDULE OF INVESTMENTS MUNICIPAL BONDS — 76.7%

	Face Amount	Value
ALABAMA — 0.1%
City of Birmingham Alabama, Ser B, NATL-RE, GO
5.000%, 10/01/2015	$70,000	$77,623

ARIZONA — 2.0%
City of Mesa Arizona, NATL-RE FGIC, RB
5.000%, 07/01/2023	95,000	116,367
Salt River Project Agricultural Improvement & Power District, Ser A, RB Callable 01/01/2019 @ $100
5.000%, 01/01/2039	1,000,000	1,152,730
Scottsdale Municipal Property, RB
5.000%, 07/01/2030	100,000	127,147
5.000%, 07/01/2034	600,000	774,066

		2,170,310

CALIFORNIA — 24.4%
California Educational Facilities Authority, RB
5.250%, 04/01/2040	220,000	305,411
California Educational Facilities Authority, Ser A, RB Callable 10/01/2018 @ $100
5.000%, 10/01/2039	1,675,000	1,947,774
California Educational Facilities Authority, Ser T-1, RB
5.000%, 03/15/2039	1,745,000	2,331,826

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA — continued
Desert Sands Unified School District, AMBAC, GO Callable 06/01/2016 @ $100
5.000%, 06/01/2027	$100,000	$108,680
East Bay Municipal Utility District, Sub-Ser A, RB Callable 06/01/2020 @ $100
5.000%, 06/01/2036	235,000	274,992
East Side Union High School District, Ser B, NATL-RE, GO
5.250%, 02/01/2024	20,000	24,364
Escondido Union High School District, Ser C, GO
6.260%, 08/01/2041 (A)	2,000,000	508,960
6.230%, 08/01/2051 (A)	13,900,000	2,059,980
6.150%, 08/01/2046 (A)	1,500,000	295,365
Hacienda La Puente Unified School District, Ser A, NATL-RE, GO
5.450%, 08/01/2015 (A)	500,000	484,785
Hacienda La Puente Unified School District, NATL-RE FGIC, GO
5.000%, 08/01/2019	50,000	59,597
Imperial Community College District, NATL-RE FGIC, GO
5.000%, 08/01/2026	50,000	53,526
Imperial Irrigation District, RB Callable 11/01/2018 @ $100
5.125%, 11/01/2038	400,000	448,372
Los Angeles Department of Water & Power, Ser A, RB Callable 01/01/2019 @ $100
5.000%, 07/01/2039	75,000	84,679
Los Angeles Department of Water & Power, Sub-Ser A-1, AMBAC, RB Callable 07/01/2017 @ $100
5.000%, 07/01/2039	30,000	33,911
Los Angeles Unified School District, GO
6.758%, 07/01/2034	100,000	133,547
5.755%, 07/01/2029	40,000	46,866
5.750%, 07/01/2034	50,000	59,865
Los Angeles Unified School District, Ser I, GO
5.000%, 07/01/2019	60,000	73,727
Los Angeles Unified School District, Ser KRY, GO Callable 07/01/2020 @ $100
5.000%, 07/01/2022	390,000	472,961

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA — continued
Merced Union High School District, Ser C, GO
6.150%, 08/01/2034 (A)	$1,000,000	$361,650
Metropolitan Water District of Southern California, Ser A-FGIC, FGIC-TCRS, RB
5.750%, 07/01/2021	215,000	261,817
Metropolitan Water District of Southern California, Ser C, RB Callable 07/01/2019 @ $100
5.000%, 07/01/2035	90,000	104,555
Metropolitan Water District of Southern California, Ser B, RB
5.000%, 07/01/2020	345,000	433,862
Monrovia Unified School District, Ser B, NATL-RE FGIC, GO
5.642%, 08/01/2024 (A)	65,000	41,697
Moreno Valley Unified School District, NATL-RE, GO
4.900%, 08/01/2025 (A)	4,675,000	2,741,046
Murrieta Valley Unified School District Public Financing Authority, Ser A, NATL-RE FGIC, GO
4.820%, 09/01/2020 (A)	315,000	257,472
North Orange County Community College District, Ser B, NATL-RE FGIC, GO
5.840%, 08/01/2028 (A)	200,000	108,910
Novato Unified School District, NATL-RE, GO Callable 08/01/2016 @ $100
5.000%, 08/01/2021	50,000	55,903
Placentia-Yorba Linda Unified School District, Ser B, NATL-RE FGIC, GO
5.930%, 08/01/2027 (A)	90,000	50,897
Rialto Unified School District, Ser A, AGM, GO
5.800%, 08/01/2029 (A)	300,000	140,970
San Diego County Regional Transportation Commission, Ser A, RB Callable 04/01/2022 @ $100
5.000%, 04/01/2042	2,005,000	2,310,321

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA — continued
San Diego Unified School District, Ser C, GO
6.040%, 07/01/2038 (A)	$890,000	$271,103
6.040%, 07/01/2042 (A)	3,445,000	863,868
6.040%, 07/01/2045 (A)	1,525,000	331,886
6.027%, 07/01/2043 (A)	1,290,000	308,168
San Diego Unified School District, Ser E, GO
5.170%, 07/01/2036 (A)	2,000,000	676,500
San Francisco City & County Public Utilities Commission Water Revenue, Sub-Ser C, RB Callable 11/01/2021 @ $100
5.000%, 11/01/2041	1,300,000	1,499,810
San Francisco City & County Public Utilities Commission Water Revenue, Sub-Ser A, RB Callable 11/01/2021 @ $100
5.000%, 11/01/2041	295,000	340,342
San Joaquin County Transportation Authority, Ser A, RB Callable 03/01/2021 @ $100
6.000%, 03/01/2036	315,000	393,139
San Joaquin County Transportation Authority, Ser A, RB
5.000%, 03/01/2020	65,000	79,543
5.000%, 03/01/2021	180,000	222,401
4.000%, 03/01/2019	140,000	159,480
Santa Barbara Secondary High School District, Ser A, GO
5.400%, 08/01/2040 (A)	630,000	179,796
Santa Barbara Unified School District, Ser C, AGM, GO Callable 08/01/2015 @ $100
4.750%, 08/01/2030	200,000	215,318
Saratoga Union School District, AGM, GO
5.842%, 09/01/2028 (A)	80,000	42,309
Southwestern Community College District, Ser C, GO
6.450%, 08/01/2046 (A)	660,000	135,254
State of California, GO
7.500%, 04/01/2034	30,000	42,321
State of California, GO
Callable 04/01/2019 @ $100
6.000%, 04/01/2038	890,000	1,066,398
Callable 11/01/2019 @ $100
6.000%, 11/01/2039	1,100,000	1,334,674

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA — continued
University of California, Ser O, RB Callable 05/15/2019 @ $100
5.250%, 05/15/2039	$1,000,000	$1,158,450

		25,999,048

CONNECTICUT — 0.4%
Connecticut State Health & Educational Facility Authority, Ser A-2, RB Callable 07/01/2018 @ $100
5.000%, 07/01/2040	320,000	373,878

GEORGIA — 1.5%
County of DeKalb Georgia, Ser B, RB
5.250%, 10/01/2026	80,000	104,498
Georgia State Road & Tollway Authority, Ser B, RB
5.000%, 10/01/2021	75,000	95,523
Georgia State Road & Tollway Authority, NATL-RE, RB
5.000%, 06/01/2014	135,000	143,305
Metropolitan Atlanta Rapid Transit Authority, Ser A, NATL-RE FGIC, RB
5.250%, 07/01/2029	420,000	534,862
State of Georgia, Ser I, GO
5.000%, 07/01/2020	575,000	724,023

		1,602,211

ILLINOIS — 3.2%
City of Chicago Illinois, NATL-RE FGIC, GO
5.870%, 01/01/2030 (A)	125,000	60,660
5.250%, 01/01/2020	135,000	162,724
City of Chicago Illinois Wastewater Transmission Revenue, Ser B, NATL-RE FGIC, RB
5.000%, 01/01/2017	125,000	143,949
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, RB
2.541%, 06/15/2016 (A)	25,000	23,968
Metropolitan Pier & Exposition Authority, Ser A, NATL-RE FGIC, RB
4.770%, 06/15/2020 (A)	80,000	67,249

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
ILLINOIS — continued
Metropolitan Pier & Exposition Authority, Ser A, NATL-RE, RB
6.221%, 12/15/2017 (A)	$770,000	$715,030
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB
6.220%, 06/15/2046 (A)	1,445,000	288,176
Metropolitan Pier & Exposition Authority, RB
5.550%, 12/15/2051 (A)	7,055,000	1,033,416
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB Callable 06/15/2020 @ $100
5.000%, 06/15/2050	330,000	360,673
Metropolitan Water Reclamation District of Greater Chicago, Ser C, GO
5.250%, 12/01/2032	390,000	510,100

		3,365,945

INDIANA — 0.5%
Indiana Finance Authority, Ser A, RB
5.000%, 02/01/2016	200,000	225,556
5.000%, 12/01/2019	225,000	277,159

		502,715

LOUISIANA — 0.4%
State of Louisiana Gasoline & Fuels Tax Revenue, Ser B, RB Callable 05/01/2020 @ $100
5.000%, 05/01/2045	375,000	424,102

MASSACHUSETTS — 4.7%
Commonwealth of Massachusetts, Ser B, NATL-RE, GO
5.250%, 08/01/2022	155,000	199,628
Commonwealth of Massachusetts, Ser B, AGM, GO
5.250%, 09/01/2024	250,000	327,200
Massachusetts Bay Transportation Authority, Ser A, RB
5.250%, 07/01/2030	1,235,000	1,622,636
5.250%, 07/01/2031	45,000	59,095
Massachusetts Health & Educational Facilities Authority, Ser K, RB
5.500%, 07/01/2032	165,000	238,854

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
MASSACHUSETTS — continued
Massachusetts School Building Authority, Ser B, RB Callable 10/15/2021 @ $100
5.000%, 10/15/2041	$2,170,000	$2,502,053

		4,949,466

MICHIGAN — 0.1%
City of Taylor Michigan, NATL-RE, GO
5.000%, 09/01/2016	75,000	82,668

MINNESOTA — 0.6%
University of Minnesota, Ser A, RB
5.000%, 12/01/2018	290,000	355,920
5.000%, 12/01/2019	255,000	318,026

		673,946

MISSOURI — 7.1%
Aurora Reorganized School District No. 8, ST, GO Callable 03/01/2014 @ $100
4.000%, 03/01/2020	250,000	257,160
City of Columbia Missouri, Ser B, AMBAC, RB
5.000%, 02/01/2015	70,000	76,140
City of Columbia Missouri, Ser A, AGM, RB Callable 10/01/2015 @ $100
5.250%, 10/01/2016	70,000	78,399
City of Kansas City Missouri, Ser A, GO
3.500%, 02/01/2015	50,000	52,989
City of O’Fallon Missouri, XLCA, GO
5.000%, 03/01/2016	115,000	128,808
City of Saint Charles Missouri, GO Callable 03/01/2015 @ $100
3.950%, 03/01/2016	200,000	213,868
City of Saint Charles Missouri, GO
4.050%, 03/01/2018	10,000	10,759
City of Springfield Missouri, Ser A, NATL-RE
4.000%, 12/01/2015	250,000	271,828
City of Springfield Missouri, NATL-RE FGIC, RB Callable 08/01/2016 @ $100
5.000%, 08/01/2018	250,000	286,505
Callable 08/01/2016 @ $100
4.750%, 08/01/2025	710,000	802,030

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
MISSOURI — continued
Columbia School District, GO
4.000%, 03/01/2020	$435,000	$508,293
County of Cass Missouri, GO Callable 09/01/2021 @ $100
4.000%, 09/01/2022	350,000	404,652
County of Jackson Missouri, AMBAC, RB Callable 12/01/2016 @ $100
5.000%, 12/01/2017	245,000	275,623
Kansas City Metropolitan Community Colleges Building, Ser Junior COLLEGE, NATL-RE FGIC, RB
4.250%, 07/01/2016	250,000	278,652
Missouri Highway & Transportation Commission, RB
5.000%, 05/01/2017	230,000	270,885
Missouri Highway & Transportation Commission, Ser A, RB
5.000%, 05/01/2016	250,000	285,957
Missouri Highway & Transportation Commission, Ser Senior Lien, RB
5.000%, 02/01/2014	225,000	235,764
5.000%, 02/01/2019	250,000	307,260
Missouri State Board of Public Buildings, Ser A, RB 5.000%, 10/01/2016	135,000	155,976
Missouri State Environmental Improvement & Energy Resources Authority, Ser B, RB 4.000%, 01/01/2016	160,000	175,901
North Kansas City School District No. 74, GO 4.500%, 03/01/2016	60,000	66,892
Ritenour Consolidated School District, Ser A, GO 5.000%, 03/01/2018	75,000	90,055
Saint Louis Board of Education, Ser A, NATL-RE, GO 5.000%, 04/01/2015	100,000	109,733
5.000%, 04/01/2018	875,000	997,062
Saint Louis County Reorganized School District No. R-6, Ser B, ST, GO Callable 02/01/2018 @ $100 4.000%, 02/01/2019	250,000	285,295

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
MISSOURI — continued
Saint Louis School District, ST, GO Callable 04/01/2018 @ $100 5.000%, 04/01/2019	$710,000	$846,604
Webster Groves School District, AGM, GO 4.250%, 03/01/2014	60,000	62,602

		7,535,692

NEBRASKA — 2.9%
City of Omaha Nebraska, GO 5.250%, 04/01/2014	170,000	179,823
Omaha Public Power District, Ser A, RB Callable 02/01/2022 @ $100 5.000%, 02/01/2042	2,500,000	2,885,425

		3,065,248

NEW JERSEY — 4.9%
Garden State Preservation Trust, Ser A, AGM, RB 5.750%, 11/01/2028	1,635,000	2,217,763
New Jersey Transportation Trust Fund Authority, Ser B, AMBAC, RB 5.250%, 12/15/2022	100,000	123,381
New Jersey Transportation Trust Fund Authority, Ser B, NATL-RE, RB 5.500%, 12/15/2015	100,000	113,330
New Jersey Transportation Trust Fund Authority, Ser D, RB 5.000%, 12/15/2023	65,000	79,297
New Jersey Transportation Trust Fund Authority, Ser A, APPROP, RB Callable 06/15/2021 @ $100 5.500%, 06/15/2041	1,000,000	1,162,130
New Jersey Transportation Trust Fund Authority, Ser A, RB 5.500%, 12/15/2022	685,000	870,299
New Jersey Transportation Trust Fund Authority, Ser A, RB 5.750%, 06/15/2020	550,000	690,987

		5,257,187

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
NEW MEXICO — 0.7%
New Mexico Finance Authority, RB 5.000%, 06/15/2020	$600,000	$749,694

NEW YORK — 7.4%
Metropolitan Transportation Authority, Sub-Ser B-1-RMKT, RB 5.000%, 11/15/2021	610,000	762,604
New York City Municipal Water Finance Authority, Ser GG-1, RB Callable 06/15/2019 @ $100 5.000%, 06/15/2039	1,520,000	1,731,174
New York City Municipal Water Finance Authority, Ser BB, RB Callable 06/15/2019 @ $100 5.000%, 06/15/2027	465,000	557,228
New York City Transitional Finance Authority, Sub-Ser E, RB 4.500%, 11/01/2019	970,000	1,162,535
New York City Transitional Finance Authority, RB 5.000%, 02/01/2021	315,000	390,320
New York State Dormitory Authority, Ser C, RB Callable 03/15/2021 @ $100 5.000%, 03/15/2041	2,470,000	2,804,611
New York State Dormitory Authority, Ser A, NATL-RE FGIC, RB 5.500%, 05/15/2023	50,000	64,657
New York State Environmental Facilities, Ser B, RB 5.000%, 06/15/2017	200,000	237,194
Triborough Bridge & Tunnel Authority, Ser A, RB 4.750%, 01/01/2014	100,000	103,825
Triborough Bridge & Tunnel Authority, Ser B, RB 5.000%, 01/01/2020	50,000	61,567

		7,875,715

NORTH CAROLINA — 1.2%
City of Raleigh North Carolina Combined Enterprise System Revenue, RB 5.000%, 03/01/2020	70,000	87,225
5.000%, 03/01/2021	50,000	63,001

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
NORTH CAROLINA — continued
County of Wake North Carolina, Ser C, GO 5.000%, 03/01/2024	$875,000	$1,143,599

		1,293,825

OHIO — 3.7%
American Municipal Power, RB Callable 02/15/2022 @ $100 5.000%, 02/15/2042	2,500,000	2,772,050
Cincinnati City School District, NATL-RE FGIC, GO 5.250%, 12/01/2021	340,000	432,908
Northeast Regional Sewer District, RB 5.000%, 11/15/2015	200,000	224,092
Ohio State University, Ser D, RB 5.000%, 12/01/2021	140,000	176,323
5.000%, 12/01/2030	115,000	150,663
5.000%, 12/01/2031	125,000	163,926

		3,919,962

PENNSYLVANIA — 0.2%
Pennsylvania Turnpike Commission, Ser A, RB Callable 06/01/2017 @ $100 0.001%, 12/01/2017 (B)	205,000	205,020

SOUTH CAROLINA — 0.3%
City of Charleston South Carolina, RB Callable 01/01/2021 @ $100 5.000%, 01/01/2041	75,000	86,068
Greenville County School District, RB 5.000%, 12/01/2014	230,000	249,115

		335,183

TENNESSEE — 0.3%
City of Johnson City Tennessee, GO Callable 06/01/2019 @ $100 4.500%, 06/01/2021	250,000	292,380
County of Lincoln Tennessee, NATL-RE FGIC, GO 5.250%, 04/01/2018	25,000	29,815
County of Putnam Tennessee, NATL-RE FGIC, GO 5.250%, 04/01/2017	30,000	35,188

		357,383

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
TEXAS — 8.8%
Azle Independent School District, GO Callable 02/15/2015 @ $100 5.000%, 02/15/2022	$120,000	$130,354
City of Houston Texas Utility System Revenue, AGM, RB 5.000%, 11/15/2016	20,000	23,177
City of Houston Texas Utility System Revenue, Ser A, AGM, RB 5.430%, 12/01/2027 (A)	75,000	50,383
Conroe Independent School District, GO 5.000%, 02/15/2020	235,000	288,549
County of Harris Texas, RB Callable 08/15/2019 @ $100 5.000%, 08/15/2040	330,000	376,487
County of Harris Texas, Ser B, GO 5.000%, 10/01/2018	100,000	121,828
Dallas Area Rapid Transit, Ser Senior Lien, AMBAC, RB 5.250%, 12/01/2030	210,000	280,073
Dallas Area Rapid Transit, Ser Senior Lien, RB Callable 12/01/2018 @ $100 5.250%, 12/01/2048	800,000	921,840
Fort Bend Independent School District, GO Callable 08/15/2018 @ $100 4.750%, 08/15/2034	100,000	115,599
Frisco Independent School District, Ser A, GO Callable 08/15/2017 @ $100 5.000%, 08/15/2026	125,000	144,751
Frisco Independent School District, GO Callable 02/15/2021 @ $100 5.000%, 08/15/2041	370,000	449,132
Harris County Flood Control District, Ser A, RB Callable 10/01/2020 @ $100 5.000%, 10/01/2024	45,000	54,026
Lower Colorado River Authority, RB Callable 05/15/2020 @ $100 5.000%, 05/15/2022	460,000	546,834
Callable 05/15/2021 @ $100 5.000%, 05/15/2041	2,000,000	2,250,900

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
TEXAS — continued
North East Independent School District, GO 5.250%, 02/01/2027	$100,000	$132,274
North Texas Tollway Authority, Ser A, RB Callable 01/01/2019 @ $100 6.100%, 01/01/2028	5,000	5,957
Callable 01/01/2019 @ $100 6.000%, 01/01/2028	845,000	1,002,102
Permanent University Fund, Ser B, RB 5.250%, 07/01/2028	480,000	643,613
State of Texas, GO Callable 04/01/2018 @ $100 4.750%, 04/01/2037	865,000	959,147
University of Texas System, Ser B, RB 5.000%, 08/15/2022	705,000	895,900

		9,392,926

WASHINGTON — 1.4%
County of King Washington Sewer Revenue, RB Callable 01/01/2019 @ $100 5.000%, 01/01/2039	290,000	328,106
Snohomish County School District No. 15 Edmonds, GO 4.000%, 12/01/2016	250,000	280,513
State of Washington, GO Callable 06/01/2021 @ $100 5.000%, 06/01/2041	730,000	834,025

		1,442,644

TOTAL MUNICIPAL BONDS (Cost $72,843,868)		81,652,391

CORPORATE OBLIGATIONS — 19.2%
CONSUMER DISCRETIONARY — 0.7%
Time Warner Cable Callable 05/15/2040 @ $100 5.875%, 11/15/2040	630,000	697,630

ENERGY — 0.1%
TransCanada PipeLines 6.200%, 10/15/2037	100,000	128,653

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — 16.9%
Aflac 6.450%, 08/15/2040	$1,230,000	$1,524,215
American Express 7.000%, 03/19/2018	140,000	173,977
4.050%, 12/03/2042 (C)	155,000	149,405
2.650%, 12/02/2022 (C)	138,000	133,969
Bank of America 6.000%, 10/15/2036	1,750,000	2,117,225
5.875%, 02/07/2042	500,000	607,595
Citigroup 8.500%, 05/22/2019	205,000	273,390
8.125%, 07/15/2039	1,560,000	2,300,005
6.875%, 06/01/2025	8,000	10,099
6.125%, 05/15/2018	300,000	357,337
5.875%, 05/29/2037	90,000	105,745
General Electric Capital MTN 6.875%, 01/10/2039	1,620,000	2,128,944
6.150%, 08/07/2037	100,000	120,902
5.400%, 02/15/2017	309,000	353,818
HSBC Bank USA 7.000%, 01/15/2039	400,000	531,653
HSBC Holdings 6.500%, 09/15/2037	1,100,000	1,371,238
JPMorgan Chase 6.000%, 01/15/2018	265,000	314,773
5.600%, 07/15/2041	500,000	598,278
5.500%, 10/15/2040	1,080,000	1,262,496
MetLife 7.717%, 02/15/2019	356,000	464,851
5.875%, 02/06/2041	500,000	614,907
Prudential Financial MTN 6.200%, 11/15/2040	468,000	553,843
Royal Bank of Scotland 5.625%, 08/24/2020	800,000	929,524
Wachovia Bank MTN 6.600%, 01/15/2038	750,000	997,790

		17,995,979

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount/ Shares	Value
HEALTH CARE — 0.2%
UnitedHealth Group 6.875%, 02/15/2038	$40,000	$53,707
6.625%, 11/15/2037	60,000	77,488
WellPoint 5.950%, 12/15/2034	108,000	126,574

		257,769

MATERIALS — 1.1%
Dow Chemical 5.700%, 05/15/2018	190,000	224,705
Rio Tinto Finance USA 6.500%, 07/15/2018	763,000	943,907

		1,168,612

TELECOMMUNICATION SERVICES — 0.2%
Verizon Communications 7.350%, 04/01/2039	116,000	162,345

TOTAL CORPORATE OBLIGATIONS (Cost $17,412,957)		20,410,988

ASSET-BACKED SECURITY — 0.2%
Citibank Credit Card Issuance Trust, Ser 2006-A7, Cl A7 0.368%, 12/17/2018 (B) (Cost $202,371)	250,000	249,118

CASH EQUIVALENT — 1.8%
First American U.S. Treasury Money Market Fund, 0.000% (D) (Cost $1,915,086)	1,915,086	1,915,086

TOTAL INVESTMENTS — 97.9% (Cost $92,374,281)		104,227,583
OTHER ASSETS AND LIABILITIES, NET — 2.1%		2,262,617

TOTAL NET ASSETS — 100.0%		$106,490,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
JANUARY 31, 2013 (Unaudited)

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Floating rate security—Rate disclosed is the rate in effect on January 31, 2013.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Rate shown is the 7-day effective yield as of January 31, 2013.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FGIC — Federal Guaranty Insurance Company

GO — General Obligation

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2013 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	STW Long Duration Investment-Grade Bond Fund	STW Broad Tax-Aware Value Bond Fund
Assets:
Investments, at value (Cost $56,173,646 and $92,374,281, respectively)	$62,000,913	$104,227,583
Receivable for capital shares sold	—	1,250,000
Receivable for dividends and interest	702,113	1,055,058
Receivable due from Adviser	15,124	19,041
Prepaid expenses.	13,651	30,079

Total Assets	62,731,801	106,581,761

Liabilities:
Payable due to Adviser	16,686	29,640
Payable due to Administrator	9,767	10,778
Chief Compliance Officer fees payable	1,210	2,412
Payable due to Trustees	1,772	3,572
Other accrued expenses	31,369	45,159

Total Liabilities	60,804	91,561

Net Assets	$62,670,997	$106,490,200

NET ASSETS CONSIST OF:
Paid-in capital	$55,786,019	$94,518,978
Undistributed net investment income	6,664	68,243
Accumulated net realized gain	1,051,047	49,677
Net unrealized appreciation on investments	5,827,267	11,853,302

Net Assets	$62,670,997	$106,490,200

INSTITUTIONAL CLASS SHARES:
Shares Issued and Outstanding (unlimited authorization — no par value)	5,873,617	9,646,014
Net Asset Value, Offering and Redemption Price Per Share	$10.67	$11.04

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
FOR THE SIX MONTHS ENDED
JANUARY 31, 2013 (Unaudited)

STATEMENTS OF OPERATIONS

	STW Long Duration Investment-Grade Bond Fund	STW Broad Tax-Aware Value Bond Fund
Investment Income
Interest	$1,244,203	$2,037,325

Total Investment Income	1,244,203	2,037,325

Expenses
Investment advisory fees	87,854	176,087
Administration fees	57,868	63,732
Trustees’ fees	4,015	7,801
Chief Compliance Officer fees	1,641	3,179
Transfer agent fees	17,549	21,999
Professional fees	17,008	22,859
Registration fees	10,115	19,532
Pricing fees	9,742	19,546
Offering costs	7,189	7,189
Printing fees	5,320	10,484
Custodian fees	1,416	2,414
Insurance and other expenses	2,170	4,141

Total Expenses	221,887	358,963

Less: Advisory fees waived	(87,854)	(113,516)
Reimbursement from Adviser	(11,551)	—
Fees paid indirectly (See Note 4)	(1)	(1)

Net Expenses	122,481	245,446

Net Investment Income	1,121,722	1,791,879

Net Realized Gain on Investments	1,363,872	41,289
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,679,674)	1,166,566

Net Realized and Unrealized Gain (Loss) on Investments	(1,315,802)	1,207,855

Net Increase (Decrease) in Net Assets Resulting from Operations	$(194,080)	$2,999,734

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2013 (Unaudited)	Period Ended July 31, 2012(1)
Operations:
Net investment income	$1,121,722	$1,800,292
Net realized gain on investments	1,363,872	1,205,741
Net change in unrealized appreciation (depreciation) on investments	(2,679,674)	4,443,700

Net Increase (Decrease) in Net Assets Resulting from Operations	(194,080)	7,449,733

Dividends and Distributions from:
Net investment income	(1,120,677)	(1,794,673)
Net realized gains	(988,059)	(530,507)

Total Dividends and Distributions	(2,108,736)	(2,325,180)

Capital Share Transactions:(2)
Issued	12,500,002	11,485,886
Reinvestment of distributions	1,293,632	1,369,952
Issued through in-kind transfer(3)	10,785,877	35,285,750
Redeemed	(8,831,499)	(4,040,340)

Net Increase in Net Assets from Capital Share Transactions	15,748,012	44,101,248

Total Increase in Net Assets	13,445,196	49,225,801

Net Assets:
Beginning of period	49,225,801	—

End of period (including undistributed net investment income $6,664 and $5,619, respectively	$62,670,997	$49,225,801

(1)	Commenced operations on October 3, 2011.
(2)	For share transactions, see Note 7 in the Notes to Financial Statements.
(3)	See Note 10 in the Notes to Financial Statements.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2013 (Unaudited)	Period Ended July 31, 2012(1)
Operations:
Net investment income	$1,791,879	$2,365,005
Net realized gain on investments	41,289	75,250
Net change in unrealized appreciation on investments	1,166,566	7,078,906

Net Increase in Net Assets Resulting from Operations	2,999,734	9,519,161

Dividends and Distributions from:
Net investment income	(1,733,153)	(2,355,488)
Net realized gains	(65,425)	(1,437)

Total Dividends and Distributions	(1,798,578)	(2,356,925)

Capital Share Transactions(2):
Issued	10,495,199	38,193,821
Reinvestment of distributions	1,068,866	1,230,503
Issued through in-kind transfer(3)	—	65,944,876
Redeemed	(12,099,798)	(6,706,659)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(535,733)	98,662,541

Total Increase in Net Assets	665,423	105,824,777

Net Assets:
Beginning of period	105,824,777	—

End of period (including undistributed net investment income $68,243 and $9,517, respectively	$106,490,200	$105,824,777

(1)	Commenced operations on October 3, 2011.
(2)	For share transactions, see Note 7 in the Notes to Financial Statements.
(3)	See Note 10 in the Notes to Financial Statements.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Six Months Ended January 31, 2013 (Unaudited)	Period Ended July 31, 2012(1)
Net asset value, beginning of period	$11.11	$10.00

Income (loss) from operations:
Net investment Income(2)	0.23	0.40
Net realized and unrealized gain (loss) on investments	(0.23)	1.23

Total from operations	—	1.63

Dividends and distributions from:
Net investment income	(0.23)	(0.40)
Net realized gains	(0.21)	(0.12)

Total dividends and distributions	(0.44)	(0.52)

Net asset value, end of period	$10.67	$11.11

Total Return†	(0.05)%	16.87%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$62,671	$49,226
Ratio of expenses to average net assets (including waivers, reimbursements, excluding fees paid indirectly)	0.46%*	0.46	%*
Ratio of expenses to average net assets (excluding waivers, reimbursements and fees paid indirectly)	0.83%*	0.97	%*
Ratio of net investment income to average net assets	4.20%*	4.74	%*
Portfolio turnover rate	20%**	66	%**

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and reimbursed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Commenced operations on October 3, 2011.
(2)	Per share data calculated using average shares method.
*	Annualized.
**	Not Annualized.

Amounts designated as “—” are either $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Six Months Ended January 31, 2013 (Unaudited)		Period Ended July 31, 2012(1)
Net asset value, beginning of period	$10.93		$10.00

Income (loss) from operations:
Net investment Income(2)	0.19		0.31
Net realized and unrealized gain on investments	0.11		0.92

Total from operations	0.30		1.23

Dividends and distributions from:
Net investment income	(0.18)		(0.30)
Net realized gains	(0.01)		—	(3)

Total dividends and distributions	(0.19)		(0.30)

Net asset value, end of period	$11.04		$10.93

Total Return†	2.73%		12.52%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$106,490		$105,825
Ratio of expenses to average net assets (including waivers, reimbursements, excluding fees paid indirectly)	0.46	%*	0.46	%*
Ratio of expenses to average net assets (excluding waivers, reimbursements and fees paid indirectly)	0.67	%*	0.78	%*
Ratio of net investment income to average net assets	3.35	%*	3.57	%*
Portfolio turnover rate	5	%**	43	%**

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Commenced operations on October 3, 2011.
(2)	Per share data calculated using average shares method.
(3)	Amount represents less than $0.01 per share.
*	Annualized.
**	Not Annualized.

Amounts designated as “—” are either $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2013 (Unaudited)

Notes to Financial Statements

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-five funds. The financial statements herein are those of the STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund (each a “Fund” and collectively, the “Funds”). The Funds are diversified. The STW Long Duration Investment-Grade Bond Fund seeks to achieve a total return that exceeds that of the Fund’s benchmark, the Barclays Long Government/Credit Bond Index. The STW Broad Tax-Aware Value Bond Fund seeks to achieve a total return that exceeds that of the Fund’s benchmark, a composite index composed of the BofA Merrill Lynch Large Cap Municipal Securities Index (75%) and the Barclays Long Government Bond Index (25%), on an after-tax basis. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Funds currently offer Institutional Shares, which commenced operations on October 3, 2011.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2013 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Trust’s Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2013, there were no fair valued securities held by the Funds.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment spreads, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2013 (Unaudited)

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at January 31, 2013:

STW Long Duration Investment-Grade Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$50,671,900	$—	$50,671,900
Municipal Bonds	—	6,576,667	—	6,576,667
U.S. Treasury Obligations	—	1,792,522	—	1,792,522
Asset-Backed Security	—	1,154,738	—	1,154,738
Cash Equivalent	1,805,086	—	—	1,805,086

Total Investments in Securities	$1,805,086	$60,195,827	$—	$62,000,913

STW Broad Tax-Aware Value Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$81,652,391	$—	$81,652,391
Corporate Obligations	—	20,410,988	—	20,410,988
Asset-Backed Security	—	249,118	—	249,118
Cash Equivalent	1,915,086	—	—	1,915,086

Total Investments in Securities	$1,915,086	$102,312,497	$—	$104,227,583

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended January 31, 2013, there have been no significant changes to the Funds’ fair value methodologies and there have been no transfers between Level 1 and Level 2 assets and liabilities, nor have there been any transfers between Level 2 and Level 3 assets and liabilities.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2013 (Unaudited)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended January 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended January 31, 2013, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid monthly by the Funds. Any net realized capital gains are distributed to shareholders at least annually.

Offering Costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees are amortized over twelve months from the inception dates of the Funds. As of January 31, 2013, the Funds, have fully amortized their offering costs.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2013 (Unaudited)

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

0.12% on the first $250 million of the Funds’ average daily net assets;

0.10% on the next $250 million of the Funds’ average daily net assets;

0.08% on the next $500 million of the Funds’ average daily net assets; and

0.06% on the Funds’ average daily net assets over $1 billion.

The Funds are subject to a minimum annual administration fee of $115,000. There is also a minimum annual administration fee of $15,000 per additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2013, the STW Long Duration Investment-Grade Bond Fund earned credits of $1, and the STW Broad Tax-Aware Value Bond Fund earned credits of $1, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2013 (Unaudited)

5.	Investment Advisory Agreement:

STW Fixed Income Management LLC (the “Adviser”) serves as the investment adviser to the Funds. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.33% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (collectively, “excluded expenses”) from exceeding 0.46% of each Fund’s Institutional shares’ average daily net assets until November 29, 2014. If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the total annual Fund operating expenses (not including excluded expenses) of a Fund and its expense cap to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. As of January 31, 2013 the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the STW Long Duration Investment-Grade Bond Fund of $76,309 and $217,845 respectively which will expire in 2015 and 2016 respectively. STW Broad Tax-Aware Value Bond Fund of $78,115 and $246,426, respectively, which will expire in 2015 and 2016.

6.	Investment Transactions:

For the six months ended January 31, 2013, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments were:

	Purchases	Sales
STW Long Duration Investment-Grade Bond Fund	$19,594,050	$6,317,069
STW Broad Tax-Aware Value Bond Fund	6,584,804	2,891,420

For the six months ended January 31, 2013, the purchases and sales of long-term U.S. Government securities were:

	Purchases	Sales
STW Long Duration Investment-Grade Bond Fund	$4,649,819	$3,925,139
STW Broad Tax-Aware Value Bond Fund	—	2,600,576

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2013 (Unaudited)

7.	Share Transactions:

STW Long Duration Investment-Grade Bond Fund	Six Months Ended January 31, 2013 (Unaudited)	Period Ended July 31, 2012*
Share Transactions:
Issued	1,140,725	1,147,420
Reinvestment of Distributions	118,399	135,138
Issued in Connection with In-Kind Transfer	993,175	3,544,018
Redeemed	(808,694)	(396,564)

Net Institutional Class Shares Capital Share Transactions	1,443,605	4,430,012

STW Broad Tax-Aware Value Bond Fund	Six Months Ended January 31, 2013 (Unaudited)	Period Ended July 31, 2012*
Share Transactions:
Issued	958,677	3,614,762
Reinvestment of Distributions	96,800	117,808
Redeemed	(1,094,491)	(642,030)
Issued in Connection with In-Kind Transfer	—	6,594,488

Net Institutional Class Shares Capital Share Transactions	(39,014)	9,685,028

*	Commenced operations on October 3, 2011.

8.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2013 (Unaudited)

The tax character of dividends and distributions declared during the period ended July 31, 2012 were as follows:

	Tax-Free Income	Ordinary Income†	Long-Term Capital Gain††	Total
STW Long Duration Investment-Grade Bond Fund 2012	$—	$1,872,715	$452,465	$2,325,180

STW Broad Tax-Aware Value Bond Fund 2012	$1,685,764	$669,724	$1,437	$2,356,925

†	For tax purposes short-term capital gains are considered ordinary income.
††	Long-term capital gains are derived from the established cost basis utilized during in-kind contributions.

As of July 31, 2012, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	STW Long Duration Investment-Grade Bond Fund	STW Broad Tax-Aware Value Bond Fund
Undistributed Tax-Exempt Income	$—	$9,517
Undistributed Ordinary Income	317,212	—
Undistributed Long-Term Capital Gain	371,230	73,813
Unrealized Appreciation	8,499,352	10,686,736

Total Distributable Earnings	$9,187,794	$10,770,066

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2013 were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
STW Long Duration Investment-Grade Bond Fund	$56,173,646	$6,405,988	$(578,721)	$5,827,267

STW Broad Tax-Aware Value Bond Fund	92,374,281	11,883,782	(30,480)	11,853,302

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2013 (Unaudited)

9.	Other:

At January 31, 2013, 67% of the total shares outstanding of the STW Long Duration Investment-Grade Bond Fund Shares were held by three shareholders and 53% of the total shares outstanding of the STW Broad Tax-Aware Value Bond Fund were held by three shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	In-Kind Transfers:

On October 3, 2011, the Funds commenced operations as a result of a contributions in-kind of investment securities from separately managed accounts managed by the Adviser. As a result of the transfers, securities were transferred in-kind on a tax-free basis on the following date:

	Shares Issued	Value	Unrealized Appreciation	Date
STW Long Duration	3,029,263	$30,292,630	$3,551,410	October 3, 2011
Investment-Grade Bond Fund	514,755	4,993,120	511,831	October 11, 2011

STW Broad Tax-Aware Value Bond Fund	6,594,488	65,944,876	3,607,830	October 3, 2011

During the six months ended January 31, 2013 the STW Long Duration Investment-Grade Bond Fund issued shares of beneficial interest in exchange for securities. The securities were transferred to the Fund at their current value on the following dates:

	Shares Issued	Value	Date
STW Long Duration Investment-Grade Bond Fund	993,175	$10,785,877	January 10, 2013

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2013 (Unaudited)

11.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments with the exception of the following.

At a meeting held on February 13, 2013 the Board of Trustees of The Advisors’ Inner Circle Fund (the “Board”) approved an agreement and plan of reorganization (the “Plan”) providing for the reorganization of (a) the STW Long Duration Investment-Grade Bond Fund, a series of the Trust, into the Schroder STW Long Duration Investment-Grade Bond Fund, a newly created shell series of the Schroder Series Trust, and (b) the STW Broad Tax-Aware Value Bond Fund (together with the STW Long Duration Investment-Grade Bond Fund, the “Acquired Funds”), a series of the Trust, into the Schroder STW Broad Tax-Aware Value Bond Fund (together with the Schroder STW Long Duration Investment-Grade Bond Fund, the “Acquiring Funds”), a newly created shell series of the Schroder Series Trust (the “Reorganization”).

The Board’s decision to reorganize the Acquired Funds is subject to shareholder approval. If approved by shareholders, the reorganization is anticipated to close in the late second quarter of 2013.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2013 (Unaudited)

Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return. You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	STW FUNDS
JANUARY 31, 2013 (Unaudited)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 8/01/12	Ending Account Value 01/31/13	Annualized Expense Ratios	Expenses Paid During Period*
STW Long Duration Investment-Grade Bond Fund
Actual Fund Return	$1,000.00	$999.50	0.46%	$2.32
Hypothetical 5% Return	1,000.00	1,022.89	0.46	2.35
STW Broad Tax-Aware Value Bond Fund
Actual Fund Return	$1,000.00	$1,027.30	0.46%	$2.35
Hypothetical 5% Return	1,000.00	1,022.89	0.46	2.35

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value or the period, multiplied by 184/365 (to reflect one-half year period).

STW Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-STW-FUND (1-855-789-3863)

Adviser:

STW Fixed Income Management LLC

6185 Carpinteria Avenue

Carpinteria, California 93013

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds.

STW-SA-001-0200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 5, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: April 5, 2013